SEGMENT INFORMATION	3 Months Ended
Mar. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION
(15) SEGMENT INFORMATION

ASC Topic 280 requires use of the “management approach” model for segment reporting. The management approach model is based on the way a company’s management organizes segments within the company for making operating decisions and assessing performance. Reportable segments are based on products and services, geography, legal structure, management structure, or any other manner in which management disaggregates a company. The Company began to directly operate retail stores on July 1, 2011, and operated 20 stores as of March 31, 2012. As of March 31, 2012, the Company’s distributors operated 393 points of sale. During the three months ended March 31, 2012, the Company operated in two reportable business segments: (1) sales to its distributors, and (2) retail sales at Company-operated stores. The Company's reportable segments represent the two ways that the Company sells its products: directly to consumers (via Company-operated stores), and to its distributors who then sell the products to consumers. These segments share certain costs that are allocated on the basis of revenues: advertising within the PRC and research and development. Company-operated stores require different types of management focus and as such are managed separately.

Condensed information with respect to the two reportable business segments for the three months ended March 31, 2012 and 2011 is as follows (in thousands):

	Three Months Ended March 31,
	2012	2011
	(unaudited)	(unaudited)
Net sales:
Distributor	$14,111	$21,172
Company stores	1,053	-
	$15,164	$21,172

Cost of sales:
Distributor	$7,003	$11,856
Company stores	384	-
	$7,387	$11,856

Selling expense:
Distributor	$1,859	$2,219
Company stores	573	-
	$2,432	$2,219

General and administrative expense:
Distributor	$549	$630
Company stores	393	-
	$942	$630

Income (loss) before provision for income taxes
Distributor	$4,700	$6,467
Company stores	(297)	-
Other (a)	279	(462)
	$4,682	$6,005

(a)
The Company does not allocate its general and administrative expenses from its activities in the United States, or the fair value changes of its derivative liabilities, to its reportable segments, as they are managed at the corporate level.

	March 31, 2012	December 31, 2011
	(unaudited)
Identifiable long lived assets at March 31, 2012 and December 31, 2011 (net of depreciation and amortization):
Corporate	$50	$54
Distributor	-	-
Company stores	7,208	7,362
	$7,258	$7,416